Trade and other payables (Details) - RUB (₽) ₽ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current trade and other payables
Deferred consideration	₽ 45,691	₽ 110,236
Total	45,691	110,236
Current trade and other payables
Taxes payable	1,044,873	963,055
Trade payables	369,419	373,996
Payables to employees	486,445	359,418
Deferred consideration	63,686	67,267
Other payables	78,582	52,377
Total	₽ 2,043,005	₽ 1,816,113